UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Acting Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 January 18, 2012
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	57

Form 13F Information Table Value Total: 	$675,702
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at December 31, 2011

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	756		40130	SH 	 SOLE		40130
AMERIPRISE FINL INC		COM		  03076C106	1742		35100	SH 	 SOLE		35100
AON CORP			COM		  037389103	234		5000	SH 	 SOLE		5000
ARCHER DANIELS MIDLAND CO	COM		  039483102	59920		2095101	SH 	 SOLE		2095101
BANCO BILBAO VIZCAYA ARGENTA	SPONSORED ADR	  05946K101	171		20000	SH 	 SOLE		20000
BANCO SANTANDER SA		ADR		  05964H105	744		99000	SH 	 SOLE		99000
BANK OF AMERICA CORPORATION	COM		  060505104	817		147000	SH 	 SOLE		147000
BANK OF NEW YORK MELLON CORP	COM		  064058100	398		20000	SH 	 SOLE		20000
BARCLAYS PLC			ADR		  06738E204	2853		259640	SH 	 SOLE		259640
BECTON DICKINSON & CO		COM		  075887109	62943		842389	SH 	 SOLE		842389
BHP BILLITON PLC		SPONSORED ADR	  05545E209	324		5545	SH 	 SOLE		5545
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	  112585104	551		20000	SH 	 SOLE		20000
CARNIVAL CORP			PAIRED CTF	  143658300	394		12075	SH 	 SOLE		12075
CDN IMPERIAL BK OF COMMERCE	COM		  136069101	32564		450000	SH 	 SOLE		450000
CENTRAL GOLDTRUST		TR UNIT		  153546106	237		4000	SH 	 SOLE		4000
CME GROUP INC			COM		  12572Q105	670		2750	SH 	 SOLE		2750
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	963		41000	SH 	 SOLE		41000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	1215		31500	SH 	 SOLE		31500
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	1571		21000	SH 	 SOLE		21000
EATON VANCE CORP		COM NON VTG	  278265103	950		40200	SH 	 SOLE		40200
EQUIFAX INC			COM		  294429105	1027		26500	SH 	 SOLE		26500
FIRST AMERN FINL CORP		COM		  31847R102	139		11000	SH 	 SOLE		11000
FRANKLIN RES INC		COM		  354613101	11444		119130	SH 	 SOLE		119130
GLOBAL PMTS INC			COM		  37940X102	2795		59000	SH 	 SOLE		59000
GOLDMAN SACHS GROUP INC		COM		  38141G104	823		9100	SH 	 SOLE		9100
HARTFORD FINL SVCS GROUP INC	COM		  416515104	1804		111000	SH 	 SOLE		111000
HSBC HLDGS PLC			SPON ADR NEW	  404280406	6365		167065	SH 	 SOLE		167065
ING GROEP N V			SPONSORED ADR	  456837103	617		86000	SH 	 SOLE		86000
INVESCO LTD			SHS		  G491BT108	71123		3540200	SH 	 SOLE		3540200
JPMORGAN CHASE & CO		COM		  46625H100	7671		230715	SH 	 SOLE		230715
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	732		466000	SH 	 SOLE		466000
MANULIFE FINL CORP		COM		  56501R106	661		62000	SH 	 SOLE		62000
MASTERCARD INC			CL A		  57636Q104	2871		7700	SH 	 SOLE		7700
METLIFE INC			COM		  59156R108	1291		41400	SH 	 SOLE		41400
MORGAN STANLEY			COM NEW		  617446448	909		60100	SH 	 SOLE		60100
NORTHERN TR CORP		COM		  665859104	400		10075	SH 	 SOLE		10075
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	3420		212400	SH 	 SOLE		212400
PROCTER & GAMBLE CO		COM		  742718109	41428		621021	SH 	 SOLE		621021
PRUDENTIAL FINL INC		COM		  744320102	2057		41045	SH 	 SOLE		41045
ROGERS COMMUNICATIONS INC	CL B		  775109200	28500		740419	SH 	 SOLE		740419
ROYAL BK CDA MONTREAL QUE	COM		  780087102	70679		1386514	SH 	 SOLE		1386514
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	436		68500	SH 	 SOLE		68500
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	292		4000	SH 	 SOLE		4000
SIEMENS A G			SPONSORED ADR	  826197501	669		7000	SH 	 SOLE		7000
SK TELECOM LTD			SPONSORED ADR	  78440P108	340		25000	SH 	 SOLE		25000
STEWART INFORMATION SVCS COR	COM		  860372101	139		12000	SH 	 SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	44674		1550512	SH 	 SOLE		1550512
SYNGENTA AG			SPONSORED ADR	  87160A100	594		10070	SH 	 SOLE		10070
TECK RESOURCES LTD		CL B		  878742204	33973		964711	SH 	 SOLE		964711
TORONTO DOMINION BK ONT		COM NEW		  891160509	96099		1284473	SH 	 SOLE		1284473
TOTAL S A			SPONSORED ADR	  89151E109	767		15000	SH 	 SOLE		15000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	364		5500	SH 	 SOLE		5500
UBS AG				SHS NEW		  H89231338	492		41500	SH 	 SOLE		41500
VISA INC			COM CL A	  92826C839	3049		30035	SH 	 SOLE		30035
WALGREEN CO			COM		  931422109	59607		1803000	SH 	 SOLE		1803000
WELLS FARGO & CO NEW		COM		  949746101	7083		257000	SH 	 SOLE		257000
WILLIS GROUP HOLDINGS PUBLIC	SHS		  G96666105	349		9000	SH 	 SOLE		9000

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